Related Party Transactions - Schedule of Shares Issued and Held by Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Directors and former directors [Member]
Schedule of Shares Issued and Held by Related Parties [Line Items]
Shares held, related parties	63,250	33,280
Carrying Value, related parties	€ 5,482	€ 557
Directors that are also Strategic Advisors [Member]
Schedule of Shares Issued and Held by Related Parties [Line Items]
Shares held, related parties	894,790
Carrying Value, related parties	€ 152,975
Affiliates of directors and former directors [Member]
Schedule of Shares Issued and Held by Related Parties [Line Items]
Shares held, related parties	1,377,136	69,600
Carrying Value, related parties	€ 119,393	€ 2,995
Officers and former officers [Member]
Schedule of Shares Issued and Held by Related Parties [Line Items]
Shares held, related parties
Carrying Value, related parties	€ 2,345
Other related parties [member]
Schedule of Shares Issued and Held by Related Parties [Line Items]
Shares held, related parties	204,424	22,000
Carrying Value, related parties	€ 33,485	€ 1,608